Non-operating income (expense) - Details of non operating other expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Expense Disclosure Non operating [Abstract]
Depreciation on investment properties		₩ 8,511	₩ 8,216	₩ 5,398
Operating expenses on investment properties		1,316	2,110	2,058
Losses on disposal of investment in joint ventures and associates		1,874	532	588
Losses on disposal of premises and equipment, intangible assets and other assets		3,475	2,233	1,873
Impairment losses of premises and equipment, intangible assets and other assets		86,354	3,627	129
Donation		166,692	118,589	63,729
Others	[1]	141,858	61,699	135,378
Total		410,080	197,006	209,153
Other extraordinary losses related to other provisions		₩ 98,913	₩ 31,023	₩ 66,910

[1]	Others include 66,910 million Won, 31,023 million Won and 98,913 million Won of other losses related to other provisions for the years ended December 31, 2023, 2024 and 2025, respectively.